Form N-1A Cover	Apr. 06, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	WEDBUSH SERIES TRUST
Entity Central Index Key	0002055464
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 06, 2026
Prospectus Date	Apr. 06, 2026